Retirement Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee's contribution to retirement plan	4.00%
Percentage of employees contribution	50.00%
Percentage of company match	2.00%
Employers contribution	$ 358,000	$ 275,000	$ 220,000